Net Loss Per Share Disclosure: Schedule of Earnings Per Share, Basic and Diluted (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted
	Three Months Ended
	March 31, 2020	March 31, 2019
Basic net loss per share computation:
Net loss	$(1,470,901)	$(90,848)
Weighted-average common shares outstanding	20,920,043	539,141
Basic net loss per share	$(0.07)	$(0.17)

Diluted net loss per share computation:
Net loss	$(1,470,901)	$(90,848)
Weighted-average common shares outstanding	20,920,043	539,141
Incremental shares attributable to the shares issuable upon conversion of convertible debt	-	-
Total adjusted weighted-average shares	20,920,043	539,141
Diluted net loss per share	$(0.07)	$(0.17)

	December 31, 2019	December 31, 2018
Basic net loss per share computation:
Net loss	$(3,035,043)	$(417,314)
Weighted-average common shares outstanding	3,641,196	496,752
Basic net loss per share	$(0.83)	$(0.84)
Diluted net loss per share computation:
Net loss	$(3,035,043)	$(417,314)
Weighted-average common shares outstanding:	3,641,196	496,752
Incremental shares attributable to the assumed exercise of outstanding stock options and warrants	--	--
Total adjusted weighted-average shares	3,641,196	496,752
Diluted net loss per share	$(0.83)	$(0.84)